Employee benefits (Details 11) $ in Millions	Dec. 31, 2025 USD ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	$ 351
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	354
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	356
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	366
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	367
Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	$ 1,771